DERIVATIVES AND HEDGING (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 26, 2014 bu	Oct. 27, 2013 bu
Derivatives and hedging
Maximum number of upcoming fiscal years to hedge grain or natural gas exposure	2 years
Accumulated change, pretax, in accumulated gains and (losses) from derivative instruments designated and qualifying as the effective portion of cash flow hedges	(14.8)	(9.0)
The Company expects to recognize the majority of hedging losses over this period	12 months
Corn | Derivatives not designated as hedges
Derivatives and hedging
Futures contracts, Volume	2,900,000	1,700,000
Corn | Cash Flow Hedges
Derivatives and hedging
Futures contracts, Volume	18,300,000	14,700,000
Corn | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume	8,000,000	5,800,000
Lean hogs | Fair Value Hedges
Derivatives and hedging
Futures contracts, Volume ( in centum weight)	700,000	1,400,000